Other Assets (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other current assets
Unamortized cash retention awards		$ 7	$ 120
Prepayments and accrued income	75	61	45
Income taxes receivable	32	50	30
Derivatives	26	14	14
Debt issuance costs	3	3	3
Other receivables	71	46	47
Total other current assets	207	181	259
Other non-current assets
Unamortized cash retention awards		2	76
Prepayments and accrued income		24	45
Deferred compensation plan assets	97	97	89
Derivatives	17	17	38
Debt issuance costs	11	12	15
Other receivables	59	54	20
Total other non-current assets	205	206	283
Prepaid Expense Other Assets And Unbilled Receivables Non Current	21	24
Total other assets	$ 412	$ 387	$ 542